Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Measurements
Schedule of assets and liabilities measured at fair value

The Company’s fair values of financial assets and liabilities were as follows:

	Carrying Value		December 31, 2022
	Fair value through
	profit or loss	Amortized cost	Level 1	Level 2	Level 3	Total Fair Value
Assets:
Cash and cash equivalents	$—	$7,952	$—	$—	$—	$7,952
Restricted cash	—	938	—	—	—	938
Receivables	—	3,079	—	—	—	3,079
Marketable securities	433	—	433	—	—	433
	$433	$11,969	$433	$—	$—	$12,402
Liabilities:
Accounts payable and accrued liabilities	$—	$20,164	$—	$—	$—	$20,164
Long-term government loan payable	—	3,777	—	—	—	3,558
Convertible notes payable [1]	—	25,662	—	—	—	25,662
Financial derivative liability – Convertible Notes [1]	6,674	—	—	—	6,674	6,674
Other financial derivative liability	1,271	—	—	—	1,271	1,271
	$7,945	$49,603	$—	$—	$7,945	$57,329

	Carrying Value		December 31, 2021
	Fair value through
	profit or loss	Amortized cost	Level 1	Level 2	Level 3	Total Fair Value
Assets:
Cash and cash equivalents	$—	$58,626	$—	$—	$—	$58,626
Restricted cash	—	938	—	—	—	938
Receivables	—	957	—	—	—	957
Marketable securities	1,768	—	1,768	—	—	1,768
	$1,768	$60,521	$1,768	$—	$—	$62,289
Liabilities:
Accounts payable and accrued liabilities	$—	$4,708	$—	$—	$—	$4,708
Long-term government Loan payable	—	745	—	—	—	745
Long-term convertible notes payable [1]	—	22,541	—	—	—	22,541
Financial derivative liability – convertible notes [1]	37,715	—	—	—	37,715	37,715
	$37,715	$27,994	$—	$—	$37,715	$65,709

[1] Per Note 20, fair value of convertible notes payable at December 31, 2022 is estimated as $46,292 (December 31, 2021 - $46,526) utilizing a discounted cash flow calculation based on cash interest and principal payments and a 9% interest rate which would expected to be achieved on a standard debt arrangement.